Note 13 - Non-controlling Interests - Financial Position of U.S. Goldmining (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Cash and cash equivalents	$ 21,589	$ 8,325
Restricted cash	118	0
Prepaid expenses and deposits	1,379	475
Other assets	47	24
Exploration and evaluation assets	56,815	56,788	$ 54,475
Total assets	136,878	147,329
Income taxes payable	7	0
Total liabilities	4,465	$ 12,238
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash and cash equivalents	15,461
Restricted cash	118
Prepaid expenses and deposits	510
Other receivables	156
Other assets	37
Land, property and equipment	1,504
Exploration and evaluation assets	82
Total assets	17,868
Accounts payable and accrued liabilities	420
Income taxes payable	7
Withholdings taxes payable	245
Rehabilitation provisions	416
Lease liability	184
Total liabilities	$ 1,272